CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS	9 Months Ended
Sep. 30, 2021 USD ($)
Cash flow from operating activities:
Net loss	$ (2,896,263)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned in Trust Account	(20,386)
Change in fair value of warrant liability	772,251
Transaction costs allocable to warrant liability	832,378
Changes in operating assets and liabilities:
Prepaid expenses	(632,384)
Accounts payable and accrued expenses	530,385
Net cash used in operating activities	(1,414,019)
Cash flows from investing activities:
Investment of cash in Trust Account	(316,250,000)
Net cash used in financing activities	(316,250,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriting discounts paid	309,925,000
Proceeds from promissory note - related party	150,000
Proceeds from sale of Private Placement Warrants	8,975,000
Repayment of promissory note - related party	(250,000)
Payments of deferred offering costs	(363,379)
Net cash provided by financing activities	318,436,621
Net change in cash	772,602
Cash at the beginning of the period	25,000
Cash at the end of the period	797,602
Non-Cash investing and financing activities:
Initial classification of Class A common stock shares subject to possible redemption	302,376,840
Change in value of class A common stock shares subject to possible redemption	4,070
Deferred underwriting fee payable	11,068,750
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities	$ 22,818,749